Employee benefits (Details 6) (Defined pension benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	$ 8,867	$ 9,010
Return on plan assets:
Exchange rate differences	273	(142)
Fair value of plan assets at December 31	10,282	8,867
Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	1,031	988
Return on plan assets:
Assets still held at December 31	27	5
Assets sold during the year	6	23
Purchases (sales)	79	(9)
Transfers into Level 3	9	31
Exchange rate differences	30	(7)
Fair value of plan assets at December 31	1,182	1,031
Private equity | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	177	156
Return on plan assets:
Assets still held at December 31	4	(3)
Assets sold during the year	13	22
Purchases (sales)	(31)	(27)
Transfers into Level 3		29
Exchange rate differences	1
Fair value of plan assets at December 31	164	177
Hedge funds | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	113	136
Return on plan assets:
Assets still held at December 31	9	(4)
Assets sold during the year	(7)	(6)
Purchases (sales)	35	(14)
Exchange rate differences	3	1
Fair value of plan assets at December 31	153	113
Real estate | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	741	696
Return on plan assets:
Assets still held at December 31	15	12
Assets sold during the year		7
Purchases (sales)	40	32
Transfers into Level 3	9	2
Exchange rate differences	25	(8)
Fair value of plan assets at December 31	830	741
Commodity | Level 3
Return on plan assets:
Assets still held at December 31	(1)
Purchases (sales)	35
Exchange rate differences	1
Fair value of plan assets at December 31	$ 35